Financial Risks - Non-current interesting-bearing liabilities (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	kr 222,806	kr 4,786
Closing balance	739,195	222,806
Long term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	189,164
New borrowings - net	491,745	199,524
Transaction cost paid	(1,260)	(14,858)
Interest expense	4,874	2,145
Exchange difference on translation	28,507	2,353
Closing balance	kr 713,030	kr 189,164